Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Fair value
As of December 31, 2015	0.8	576,000
Vested shares on June 30, 2016	0.125	304,200
As of December 31, 2016	0.675	405,000
Vested shares on June 30, 2017	0.125	252
As of December 31, 2017	0.55	2.50